Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses and other current assets
	December 31,	December 31,
	2014	2013
Prepaid voyage and operating costs	$8,996	$12,621
Claims receivables	5,186	8,658
Advances to agents	22	795
Prepaid other taxes	5,090	4,750
Other	2,419	2,155
Total prepaid expenses and other current assets	$21,713	$28,979